Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia ETF Trust II
Entity Central Index Key	0001450501
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000159357
Shareholder Report [Line Items]
Fund Name	Columbia EM Core ex-China ETF
Class Name	Columbia EM Core ex-China ETF
Trading Symbol	XCEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$9	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%	[1]
AssetsNet	$ 1,240,649,571
Holdings Count | Holding	333
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,240,649,571
Total number of portfolio holdings	333
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Real Estate	2.0%
Utilities	2.1%
Health Care	3.1%
Consumer Staples	4.1%
Energy	4.3%
Communication Services	5.0%
Consumer Discretionary	6.1%
Materials	6.5%
Industrials	9.2%
Financials	25.0%
Information Technology	31.8%

Geographic Allocation

Value	Value
Other	8.4%
Malaysia	1.5%
Thailand	1.8%
Mexico	3.4%
United Arab Emirates	4.0%
Saudi Arabia	4.9%
South Africa	4.9%
Brazil	5.1%
South Korea	14.6%
India	23.8%
Taiwan	27.5%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.6%
Samsung Electronics Co. Ltd. (South Korea)	4.9%
SK Hynix, Inc. (South Korea)	2.0%
HDFC Bank Ltd. (India)	1.8%
ICICI Bank Ltd. (India)	1.6%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.5%
International Holding Co. PJSC (United Arab Emirates)	1.3%
Naspers Ltd. Class N (South Africa)	1.2%
Al Rajhi Bank (Saudi Arabia)	1.2%
Infosys Ltd. (India)	1.2%

C000101379
Shareholder Report [Line Items]
Fund Name	Columbia India Consumer ETF
Class Name	Columbia India Consumer ETF
Trading Symbol	INCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 288,727,103
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$288,727,103
Total number of portfolio holdings	32
Portfolio turnover for the reporting period	4%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Consumer Staples	37.9%
Consumer Discretionary	63.3%

Geographic Allocation

Value	Value
United States	0.3%
India	101.1%

Largest Holdings [Text Block]

Top Holdings

Eternal Ltd. (India)	6.1%
Maruti Suzuki India Ltd. (India)	5.8%
Mahindra & Mahindra Ltd. (India)	5.3%
Bajaj Auto Ltd. (India)	4.9%
Eicher Motors Ltd. (India)	4.9%
Hindustan Unilever Ltd. (India)	4.8%
Titan Co. Ltd. (India)	4.6%
Tata Motors Ltd. (India)	4.5%
Nestle India Ltd. (India)	4.3%
TVS Motor Co. Ltd. (India)	4.3%

C000088095
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Emerging Economies ETF
Class Name	Columbia Research Enhanced Emerging Economies ETF
Trading Symbol	ECON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$27	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.48%	[3]
AssetsNet	$ 232,694,512
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$232,694,512
Total number of portfolio holdings	203
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Sector Allocation

Value	Value
Real Estate	1.3%
Utilities	2.5%
Health Care	2.5%
Energy	3.0%
Consumer Staples	3.7%
Materials	4.9%
Industrials	7.1%
Communication Services	11.0%
Consumer Discretionary	13.0%
Financials	23.6%
Information Technology	26.6%

Geographic Allocation

Value	Value
Other	7.1%
Thailand	1.3%
Mexico	2.1%
United Arab Emirates	2.7%
Saudi Arabia	3.0%
South Africa	3.1%
Brazil	4.1%
South Korea	11.6%
India	14.0%
Taiwan	18.8%
China	31.7%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.4%
Alibaba Group Holding Ltd. (China)	5.1%
Samsung Electronics Co. Ltd. (South Korea)	4.6%
Tencent Holdings Ltd. (China)	3.8%
SK Hynix, Inc. (South Korea)	2.2%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	2.1%
Xiaomi Corp. Class B (China)	1.7%
Al Rajhi Bank (Saudi Arabia)	1.6%
Bharti Airtel Ltd. (India)	1.5%
MediaTek, Inc. (Taiwan)	1.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.